Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio
Investor Class
April 29, 2024
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nidhi Gupta (Co-Portfolio Manager) has managed the fund since 2025.
Jean Park no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Drukker (Co-Portfolio Manager) has managed the fund since 2024.
VCON-INV-SUSTK-0425-102 1.9911383.102	April 11, 2025
Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nidhi Gupta (Co-Portfolio Manager) has managed the fund since 2025.
Jean Park no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Drukker (Co-Portfolio Manager) has managed the fund since 2024.
VCON-SUSTK-0425-102 1.9911384.102	April 11, 2025